NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NET SALES
Gross sales	R$ 44,558,309	R$ 51,861,423	R$ 42,156,553
Taxes on sales	(3,819,812)	(3,793,516)	(2,956,896)
Discounts	(1,094,487)	(1,908,429)	(2,282,038)
Net sales	R$ 39,644,010	R$ 46,159,478	R$ 36,917,619